Operating Income (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Operating Income

The operating income is broken down in the following manner:

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Revenues	—	—	—
Research tax credit	7,228	9,330	11,034
Subsidies	303	271	152
Other operating income	1,554	2,308	3,351

Total	9,084	11,909	14,537